Subsequent Events (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended		4 Months Ended
	Jan. 05, 2026	Jan. 22, 2026 $ / shares	Feb. 26, 2026	Feb. 25, 2026 EUR (€)	Apr. 30, 2026	Feb. 25, 2026 USD ($)
Subsequent Event [Line Items]
Debt Instrument, Issuance Date				Feb. 25, 2026
Subsequent Event [Member] | BGN JV [Member]
Subsequent Event [Line Items]
Sale of Vessel to a joint venture company					In April 2026, the Company entered into a joint venture arrangement (the “BGN JV”) with BMarine Shipping Investment FZCO (“BMarine”), an affiliate of the BGN Group. Pursuant to the joint venture arrangement, the Company agreed to sell the LNG/C Amore Mio I to the BGN JV, a newly formed Marshall Islands limited liability company in which the Company holds a 51% interest and BMarine holds the remaining 49% for a total consideration of $230,000. In connection with the transaction, the LNG/C Amore Mio I will be chartered to an affiliate of BGN Group, under a 10-year time charter, with two three-year extension options exercising by the charterer, commencing in the first quarter of 2027
Subsequent Event [Member] | Cross Currency Swap Agreement I [Member]
Subsequent Event [Line Items]
Notional Amount in EURO				€ 83,000,000
Notional Amount in United States Dollars | $						$ 97,766
Fixed Rate the Company pays in United States Dollars				5.11%		5.11%
Subsequent Event [Member] | Cross Currency Swap Agreement II [Member]
Subsequent Event [Line Items]
Notional Amount in EURO				€ 83,000,000
Notional Amount in United States Dollars | $						$ 97,840
Fixed Rate the Company pays in United States Dollars				5.11%		5.11%
Subsequent Event [Member] | Cross Currency Swap Agreement III [Member]
Subsequent Event [Line Items]
Notional Amount in EURO				€ 84,000,000
Notional Amount in United States Dollars | $						$ 98,990
Fixed Rate the Company pays in United States Dollars				5.10%		5.10%
Subsequent Event [Member] | 2021 Bonds [Member]
Subsequent Event [Line Items]
Repayments Of Debt Instrument					In April 2026 the Company fully repaid the 2021 Bonds
Subsequent Event [Member] | the "2026 Bonds" [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				€ 250,000,000
Trading Date			Feb. 26, 2026
Debt Instrument, Maturity Date				2033
Debt Instrument, Fixed Interest Rate				3.75%
Debt Instrument, Frequency of Periodic Payment				semi-annually
Description of scope				The proceeds of the 2026 Bonds will be used to refinance the outstanding €150,000,000 of the 2021 Bonds, as well as to partially fund the Company’s capital expenditures and support the Company’s working capital needs
Subsequent Event [Member] | L C O 2 H M G C Active [Member]
Subsequent Event [Line Items]
Delivery Date to the new owners	January 5, 2026
Limited Partner [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Date Declared		Jan. 22, 2026
Dividends Payable, Amount Per Share | $ / shares		$ 0.15
Dividends Payable, Date of Payment		Feb. 12, 2026
Dividends Payable, Date of Record		Feb. 03, 2026